UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):     [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        NTV Asset Management, LLC
Address:     216 Brooks Street
             Suite 300
             Charleston, WV  25301

Form 13F File Number:  028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Setterstrom
Title:       Chief Compliance Officer
Phone:       (304) 353-9095

Signature, Place, and Date of Signing:

/s/  Karen Setterstrom       Charleston, West Virginia          February 2, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     5,539,784

Form 13F Information Table Value Total:     223,855
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name

                             Form 13F INFORMATION TABLE


          Column 1                Column 2      Column 3  Column 4 Column 5  Column 6  Column 7      Column 8
                                                                                        OTHER
       NAME OF ISSUER             TITLE OF        CUSIP    VALUE   SHRS OR  INVESTMENT MANAGERS    VOTING AUTHORITY
                                    CLASS                 (x$1000) SH/PUT/  DISCRETION
                                                                   PRN AMT
                                                                   PRN CALL                       SOLE   SHARED  NONE

Apple Inc                                   Com 037833100     1587     4922       Sole            4822    100
ABB Ltd                           Sponsored ADR 000375204      269    12000       Sole               0  12000
Abbott Labs                                 Com 002824100      721    15060       Sole           14760    300
Automatic Data Processing                   Com 053015103      572    12368       Sole           12118    250
Autodesk Inc                                Com 052769106      382    10000       Sole               0  10000
American Elec Pwr Inc                       Com 025537101      214     5950       Sole            5550    400
Ishares Tr                     Barclys US AGG B 464287226      354     3350       Sole             350   3000
Amgen Inc                                   Com 031162100      877    15977       Sole           14477   1500
Air Prods & Chems Inc                       Com 009158106      945    10400       Sole             400  10000
Bank of America Corporation                 Com 060505104     1014    76081       Sole           66265   9816
Baxter Intl Inc                             Com 071813109     1331    26299       Sole            7095  19204
BB&T Corp                                   Com 054937107     9410   357940     Shared          324755  33185
Black Hills Corp                            Com 092113109      367    12250       Sole               0  12250
Bristol Myers Squibb Co                     Com 110122108      855    32297       Sole           24197   8100
Berkshire Hathaway Inc Del                 Cl B 084670702      501     6265       Sole            4150   2115
Citigroup Inc                               Com 172967101      724   153075       Sole          139079  13996
Caterpillar Inc Del                         Com 149123101      387     4141       Sole            4141      0
Cerner Corp                                 Com 156782104      667     7050       Sole            7050      0
City Hldg Co                                Com 177835105      661    18246     Shared           16746   1500
Colgate Palmolive Co                        Com 194162103      804    10012       Sole            7312   2700
Cisco Sys Inc                               Com 17275R102      899    44445       Sole           32865  11580
CSX Corp                                    Com 126408103     1108    17150       Sole             390  16760
Chevron Corp New                            Com 166764100     2505    27454       Sole           24090   3364
SPDR Series Trust                Barcly Cnv Etf 78464A359     4406   107335       Sole           87650  19685
Dominion Res Inc Va New                     Com 25746U109      259     6080       Sole            6080      0
Powershares DB Cmdty Idx Tra       Unit Ben Int 73935S105      732    26600       Sole           20500   6100
Du Pont E I De Nemours & Co                 Com 263534109     1992    39940       Sole           27140  12800
Wisdomtree Trust                 Emerg Mkts ETF 97717W315     3051    51125       Sole           48250   2875
Wisdontree Trust                 Emg Mkts Smcap 97717W281      376     6900       Sole            1300   5600
Diamonds Tr                          Unit Ser 1 78467X109     1850    16005       Sole           12765   3240
Disney Walt Co                              Com 254687106     1883    50218       Sole           19738  30480
Wisdomtree Trust                   Intl Energyg 97717W711      318    11950       Sole           10950   1000
Wisdomtree Trust                 Intl SmCap Div 97717W760     1022    19745       Sole           12645   7100
Dow Chem Co                                 Com 260543103      770    22569     Shared            6569  16000
Duke Energy Corp New                        Com 26441C105      930    52223       Sole           41023  11200
Ishares Tr                       DJ Sel Div Inx 464287168     5998   120303       Sole          109203  11100
Ishares Tr                       MSCI Emerg Mkt 464287234     8057   169120       Sole          108560  60560
Ishares Tr                        MSCI Eafe Idx 464287465     5125    88031       Sole           45536  42495
Ishares Tr                         MSCI Grw Idx 464288885      295     4845       Sole             650   4195
Templeton Emerging Mkts Fd 1                Com 880191101      225     9575       Sole            8575   1000
Emerson Elec Co                             Com 291011104     1516    26517       Sole           11600  14917
El Paso Corp                                Com 28336L109      206    14984       Sole             950  14034
Enterprise Prods Partners                   Com 293792107     1281    30807       Sole           30807      0
Wisdomtree Trust                 India Erngs Fd 97717W422      308    11700       Sole               0  11700
Edwards Lifesciences Corp                   Com 28176E108      297     3680       Sole               0   3680
Ishares Inc                      MSCI CDA Index 464286509      387    12500       Sole            2500  10000
Ishares Inc                          MSCI Japan 464286848      233    21400       Sole             200  21200
Ishares Inc                      MSCI UTD Kingd 464286699      222    12800       Sole           12800      0
Ishares Inc                         MSCI Brazil 464286400      592     7650       Sole            5550   2100
Ishares Tr                       S&P GL Industr 464288729     1163    21600       Sole           14700   6900
Freeport-McMoran Copper & Go                Com 35671D857      300     2500       Sole            2500      0
First Tr Exchange Traded Fd      DJ Internt Idx 33733E203      518    15100       Sole           10700   4400
Flaherty & Crmn/Clymr Pfd Swe           Com Shs 338478100      305    18817       Sole           17761   1056
Federated Invs Inc PA                      Cl B 314211103      654    25000       Sole               0  25000
Fiserv Inc                                  Com 337738108      802    13700       Sole             100  13600
Fiduciary Claymore MLP Opp F                Com 31647Q106     1411    65208       Sole           61138   4070
Claymore ETF Trust 2             Gugg Frntr Mkt 18383Q838     1481    60600       Sole           48400  12200
France Telecom                    Sponsored ADR 35177Q105      210    10000       Sole           10000      0
Ishares Tr                       FTSE XNHUA Idx 464287184      228     5300       Sole             300   5000
General Dynamics Corp                       Com 369550108      752    10600       Sole             100  10500
Western Asset Global CP Defi                Com 95790C107      400    22329       Sole           10800  11529
Market Vectors ETF Tr            Gold Miner ETF 57060U100     1960    31900       Sole           31450    450
General Electric Co                         Com 369604103     3768   206068       Sole          143942  62126
Gabelli Glb Gld Nat Res & In     Com Shs Bn Int 36244N109      225    11700       Sole           11700      0
Gilead Sciences Inc                         Com 375558103      235     6500       Sole            6500      0
General Mls Inc                             Com 370334104      284     7982       Sole            2890   5092
SPDR Gold Trust                        Gold Shs 78463V107      256     1850       Sole            1600    250
Government Pptys Income Tr      Com Shs Ben Int 38376A103      691    25800       Sole           24300   1500
Glaxosmithkline PLC               Sponsored ADR 37733W105      485    12387       Sole            2387  10000
Claymore ETF Trust 2               Cina Sml Cap 18383Q853      511    17000       Sole           10900   6100
Health Care REIT Inc                        Com 42217K106     1458    30610       Sole           29310   1300
HCP Inc                                     Com 40414L109      259     7050       Sole            5100   1950
Home Depot Inc                              Com 437076102     1114    31780       Sole           19130  12650
Heniz H J Co                                Com 423074103      641    12969       Sole           11769   1200
Honeywell Intl Inc                          Com 438516106      279     5257       Sole            1557   3700
Hospitality Pptys Tr             Com Sh Ben Int 44106M102      205     8900       Sole            3800   5100
Ishares Tr                        High Yld Corp 464288513     1570    17389       Sole           16579    810
Ishares Comex Gold Tr                   Ishares 464285105     3759   270500       Sole          257500  13000
Ishares Tr                       NASDQ Bio Indx 464287556     3647    39044       Sole           32317   6727
International Business Machs                Com 459200101     2502    17052       Sole           11827   5225
Ishares Tr                          DJ US Utils 464287697      246     3190       Sole            3190      0
Ishares Tr                     DJ Intl Sel Divd 464288448      573    17042       Sole           16742    300
Ishares Tr                     Barclays 7-10 yr 464287440      450     4797       Sole             942   3855
Ishares Tr                       S&P MidCap 400 464287507     5319    58660       Sole           40875  17785
Ishares Tr                       S&P MC 400 Grw 464287606     1392    13825       Sole           13675    150
Ishares Tr                       S&P SmlCap 600 464287804     1668    24370       Sole           11695  12675
Ishares Tr                         S&P SmlCp Gr 464287887      391     5400       Sole            5300    100
Intel Corp                                  Com 458140100     1394    66317       Sole           40067  26250
Ishares Tr                     S&P Glb 100 Indx 464287572      638    10252       Sole            6502   3750
Ishares Tr                       S&P 1500 Index 464287150      208     3650       Sole            3650      0
Ishares Tr                        S&P 500 Value 464287408     1019    17111       Sole            2811  14300
Ishares Tr                        S&P 500 Index 464287200      282     2237       Sole            2237      0
Ishares Tr                          S&P 500 Grw 464287309     2681    40851       Sole           21501  19350
Ishares Tr                         Russell 1000 464287622      558     8000       Sole               0   8000
Ishares Tr                      Russell 1000 Gr 464287614      848    14825       Sole            6800   8025
Ishares Tr                         Russell 2000 464287655      670     8564       Sole            6605   1959
Ishares Tr                         Rusl 2000 Gr 464287648      987    11300       Sole            8300   3000
Ishares Tr                       Russell Mcp Gr 464287481      549     9700       Sole            2700   7000
Ishares Tr                      Russell Mid Cap 464287499     2211    21730       Sole            9400  12330
Ishares Tr                          S&P Gbl Inf 464287291      971    15825       Sole           15025    800
Ishares Tr                       DJ US Industrl 464287754      431     6590       Sole            4875   1715
Johnson & Johnson                           Com 478160104     4064    65718       Sole           42893  22825
JP Morgan & Chase & Co                      Com 46625H100      914    21565     Shared           20275   1290
Ishares Tr                       S&P Gl Utiliti 464288711     1306    28971       Sole           28071    900
Kraft Foods Inc                            Cl A 50075N104      214     6808       Sole            4110   2698
Kimberly Clark Corp                         Com 494368103      464     7374       Sole            5899   1475
Kinder Morgan Energy Partner     Ut Ltd Partner 494550106      930    13250       Sole           13250      0
Coca Cola Co                                Com 191216100     2939    44701       Sole           19051  25650
SPDR Series Trust               KBW Regn Bk ETF 78464A698     1634    61800       Sole           61800      0
Kayne Anderson Energy TTL Rt                Com 48660P104     1314    45164       Sole           32964  12200
Global X Fds                      Glb X Lithium 37950E762     1355    59600       Sole           58600   1000
Ishares Tr                       IBOXX Inv CPBD 464287242     2655    24492       Sole           20822   3670
Allscripts Healthcare Solutn                Com 01988P108      458    23800       Sole           23800      0
Medco Health Solutions Inc                  Com 58405U102      302     4944       Sole             248   4696
Altria Group Inc                            Com 02209S103      929    37745       Sole           36245   1500
Market Vectors ETF Tr               Agribus ETF 57060U605     1167    21800       Sole           17500   4300
Merck & Co Inc New                          Com 58933Y105     1057    29335       Sole           11362  17973
Microsoft Corp                              Com 594918104     3148   112825       Sole           78156  34669
Ishares Tr                        S&P Glb Mtrls 464288695     1794    24500       Sole           15700   8800
Mylan Labs Inc                              Com 628530107      498    23574       Sole           22964    610
Nextera Energy Inc                          Com 65339F101      332     6390       Sole            6200    190
Nucor Corp                                  Com 670346105      223     5100       Sole            5100      0
Novartis A G                      Sponsored ADR 66987V109      876    14875       Sole           14875      0
NYSE Euronext                               Com 629491101      431    14400       Sole            4400  10000
Ishares Tr                       S&P 100 Idx Fd 464287101      640    11300       Sole           11075    225
Oracle Corp                                 Com 68389X105      827    26425       Sole            6425  20000
Plum Creek Timber Co Inc                    Com 729251108      469    12533       Sole            7400   5133
Powershares Global ETF Trust     Sovereign Debt 73936T573     1507    56527       Sole           34807  21720
Pepsico Inc                                 Com 713448108     2398    36708       Sole           32408   4300
Powershares ETF Trust            Hi Yld Eq Dvdn 73935X302      237    26835       Sole           25835   1000
Pfizer Inc                                  Com 717081103      781    44627       Sole           25577  19050
Ishares Tr                       US Pfd Stk Idx 464288687     1334    34405       Sole           17230  17175
Pimco Income Strategy Fund                  Com 72201H108      221    19293       Sole           14712   4581
Procter & Gamble Co                         Com 742718109     4950    76949       Sole           51193  25756
Powershares ETF Trust            Water Resource 73935X575      613    32322       Sole           28600   3722
Philip Morris Intl Inc                      Com 718172109      246     4203       Sole            3930    273
Piedmont Nat Gas Inc                        Com 720186105      245     8794       Sole            8794      0
ETFS Platinum Tr                     Sh Ben Int 26922V101     1012     5750       Sole            5625    125
Powershares ETF Trust          Gbl Lstd Pvt Eqt 73935X195     1512   140700       Sole          140700      0
Powershares ETF Trust            Dyn Netwkg Prt 73935X815      312    11800       Sole           10300   1500
Powershares Global ETF Trust     Insur Natl Mun 73936T474      270    12000       Sole           12000      0
Powershares QQQ Trust                Unit Ser 1 73935A104     5634   103458       Sole           75184  28274
Pimco Strategic Gbl Gov Fd I                Com 72200X104      362    35580       Sole           30580   5000
Royal Dutch Shell PLC               Spons ADR A 780259206     1834    27475       Sole           24475   3000
RGC Res Inc                                 Com 74955L103      615    19650       Sole               0  19650
Transocean Ltd                          Reg Shs H8817H100      272     3925       Sole            2300   1625
Rydex ETF Trust                  S&P 500 Eq Trd 78355W106     3254    68795       Sole           45495  23300
Raytheon Co                             Com New 755111507      434     9367       Sole            1367   8000
Ishares Tr                       MSCI Small Cap 464288273      253     6000       Sole               0   6000
Ishares Tr                       Barclys 1-3 YR 464287457      794     9455       Sole            8175   1280
Schlumberger Ltd                            Com 806857108     4054    48555       Sole           29305  19250
Ishares Silver Trust                    Ishares 46428Q109     2376    78750       Sole           68050  10700
Southern Co                                 Com 842587107      971    25406       Sole           23843   1563
SPDR Tr                              Unit Ser 1 78462F103     8057    64078       Sole           58784   5294
Sysco Corp                                  Com 871829107      749    25477       Sole           23477   2000
AT&T Inc                                    Com 00206R102     3819   130000       Sole          111820  18180
ProShares Tr                  Pshs Ultsh 20 yrs 74347R297     1120    30250       Sole           30250      0
Teva Pharmaceuticals Inds Ltd               ADR 881624209      960    18421       Sole           11171   7250
Thermo Fisher Scientific Inc                Com 883556102      853    15425       Sole           15125    300
Total S A                         Sponsored ADR 89151E109     1556    29100       Sole           29100      0
United Bankshares Inc WV                    Com 909907107     1511    51761     Shared           51761      0
United Technologies Corp                    Com 913017109      985    12518       Sole            9363   3155
Verizon Communications Inc                  Com 92343V104     2162    60435       Sole           49704  10731
Walgreen Co                                 Com 931422109      245     6300       Sole            6100    200
Wells Fargo & Co New                        Com 949746101      515    16646       Sole           12046   4600
ETFS White Metals Basket Tr      Phy Wm Bsk Shs 26923B104      555    10100       Sole           10100      0
Waste Mgmt Inc Del                          Com 94106L109     1816    49278       Sole           33328  15950
Wesbanco Inc                                Com 950810101      281    14866     Shared           11446   3420
Exxon Mobil Corp                            Com 30231G102     6196    84749       Sole           55731  29018
